Financial Instruments - Summary of Accounts Receivables from card issuers (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	R$ 20,748,857	R$ 19,286,590
Allowance for credit losses	(108,434)	(80,418)	R$ (32,463)
Current	20,694,523	19,286,590
Non-current	54,334	0
Receivables From Card Issuers from FIDC AR III	1,116,264	2,363,476
Receivables From Card Issuers from FIDC		451,618
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	94,093	73,510
Reversal, allowance account for credit losses of financial assets	13,181	3,876
Accounts Receivable From Card Issuers [Member]
Disclosure of Trade receivables [line items]
Accounts receivable from card issuers	20,053,392	18,865,658
Accounts receivable from other acquirers	718,228	436,035
Allowance for credit losses	(22,763)	(15,103)	R$ (12,765)
Receivables From Card Issuers	20,748,857	19,286,590
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	22,818	8,820
Reversal, allowance account for credit losses of financial assets	R$ 15,158	R$ 6,482